Summary of Lease Cost (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Leases
Operating lease cost	$ 129	$ 67	$ 377	$ 452	$ 754
Finance lease cost	94	139	587	372	1,237
Total	$ 223	$ 206	$ 964	$ 824	$ 1,991